SEGMENT REPORTING, Long-lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 Customer
Segment Information [Abstract]
Long-lived assets	$ 516,605	$ 205,244
Number of major customers | Customer	0	0	0
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	$ 389,997	$ 181,882
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	119,043	23,350
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 7,565	$ 12